Note 9 - Deposits (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Time Deposit Maturities [Table Text Block]
(Dollar amounts in thousands)
2020	$251,291
2021	62,523
2022	25,195
2023	16,868
2024	12,923
Total	$368,800